Liability in Respect of Government Grants (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of government grants [text block] [Abstract]
Schedule of reimbursement of research expenses
	December 31, 2021	December 31, 2020

At January 1, 2021	372	-
Amounts received during the year, non- capitalized	107	694
Exchange rate differences	10	25
Amounts recognized as an offset from research and development expenses	(255)	(383)
Revaluation of the liability	68	36
As of December 31, 2021	302	372